Restricted Assets - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Restricted Assets Not Availabe For Distribution [Line Items]
Restricted assets not available for distribution as dividend	₨ 115,515.2	₨ 127,705.6
Consolidated Subsidaries [Member]
Disclosure Of Restricted Assets Not Availabe For Distribution [Line Items]
Restricted assets as a percentage of total assets	25.00%